Currency Gains / (Losses)	12 Months Ended
Dec. 31, 2018
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Currency Gains / (Losses)

NOTE 9—CURRENCY GAINS / (LOSSES)

Currency gains and losses, which are included in Income from operations, are as follows:

(in millions of Euros)	Notes	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Included in Revenue	23	2	2	—
Included in Cost of sales		2	(4)	4
Included in Other gains / (losses)—net		7	(4)	(3)

Total		11	(6)	1

Realized exchange gains / (losses) on foreign currency derivatives—net	23	11	(15)	(46)
Unrealized (losses) / gains on foreign currency derivatives—net	23	(3)	17	40
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities—net		3	(8)	7

Total		11	(6)	1

See NOTE 22—Financial Instruments and NOTE 23—Financial Risk Management for further information regarding the Company’s foreign currency derivatives and hedging activities.

Foreign currency translation reserve

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Foreign currency translation reserve at January 1	(7)	12
Effect of currency translation differences	10	(19)

Foreign currency translation reserve at December 31	3	(7)